Note 1 - Nature of Operations and Going Concern (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015
Net Income (Loss) Attributable to Parent	$ (70,639)		$ (116,830)	$ 0	$ (707)	$ (101,024)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			(232,848)	$ 0	0	9,792
Working Capital Deficit						110,380
Retained Earnings (Accumulated Deficit)	$ (218,561)		$ (218,561)		$ (707)	$ (101,731)